Condensed Consolidated Statements of Comprehensive Income (Unaudited) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2024
Profit or loss [abstract]
Revenue	€ 574,330	€ 481,244	€ 936,049	€ 784,168
Cost of sales	(242,756)	(210,084)	(386,441)	(328,140)
Gross profit	331,574	271,160	549,608	456,028
Operating expenses
Selling and distribution expenses	(126,501)	(113,155)	(244,656)	(216,639)
General and administrative expenses	(32,447)	(19,986)	(56,551)	(54,377)
Foreign exchange gain (loss)	2,570	(5,483)	(9,301)	(17,138)
Other income (expenses), net	127	(25)	253	206
Profit from operations	175,323	132,511	239,353	168,080
Finance cost, net	(25,612)	(27,389)	(50,390)	(63,439)
Profit before tax	149,711	105,122	188,963	104,641
Income tax expense	(44,598)	(33,470)	(63,731)	(40,144)
Net profit	105,113	71,652	125,232	64,497
Items that will be reclassified to profit (loss) if certain conditions are met:
Cumulative translation adjustment gain (loss)	(60,985)	20,015	42,428	(17,601)
Net position of fair value changes of the cash flow hedge		480		(480)
Other comprehensive income (loss), net of tax	(60,985)	20,495	42,428	(18,081)
Total comprehensive income	€ 44,128	€ 92,147	€ 167,660	€ 46,416
Earnings per share
Basic	€ 0.56	€ 0.38	€ 0.67	€ 0.34
Diluted	€ 0.56	€ 0.38	€ 0.67	€ 0.34